General and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2013
General and Basis of Presentation [Abstract]
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial condition, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent either sells a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial condition or results of operations of Holdings.